                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               ------------------

Check here if Amendment [ ]; Amendment Number:
                                              ---------

  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Highland Capital Management, L.P.
           ------------------------------------

Address:   13455 Noel Rd., Ste. 800
           ------------------------------------

           Dallas, TX 75240
           ------------------------------------

           ------------------------------------


Form 13F File Number: 28-10659
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James D. Dondero
           -----------------------

Title:     Principal
           -----------------------

Phone:     972.628.4100
           -----------------------

Signature, Place, and Date of Signing:

  /s/ James D. Dondero          Dallas, Texas              November 14, 2007
  ---------------------         -------------------        --------------------
       [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         28-
            --------------------    -----------------------------------------
         [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                       ---------------

Form 13F Information Table Entry Total:      115
                                       ---------------

Form 13F Information Table Value Total:    5156197
                                       ---------------
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


    No.      Form 13F File Number                  Name

   ___       28-___________________                _________________________


[Repeat as necessary.]
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
           COLUMN 1               COLUMN 2       COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7     COLUMN 8
--------------------------------------------------------------------------------------------------------------------------
                                                             VALUE   SHRS OR SH/ PUT/ INVESTMENT   OTHER
        NAME OF ISSUER        TITLE OF CLASS      CUSIP    (X$1000)  PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------------------------------------------------------------------------------------------------------------------
ALCAN INC                     COM              13716 10 5     81578   815128  SH         SOLE             SOLE
ALCOA INC                     COM              13817 10 1    105508  2697025  SH         SOLE             SOLE
AMERIPRISE FINL INC           COM              03076C 10 6    44840   710500  SH         SOLE             SOLE
ANGIODYNAMICS INC             COM              03475V 10 1    17609   934155  SH         SOLE             SOLE
ANGIOTECH PHARMACEUTICALS IN  COM              34918 10 2     12964  2067600  SH         SOLE             SOLE
ARMSTRONG WORLD INDS INC NEW  COM              04247X 10 2     3889    95800  SH         SOLE             SOLE
ATP OIL & GAS                 COM              00208B 20 4     6968   175166  SH         SOLE             SOLE
BLOCKBUSTER INC               CL A             93679 10 8     32936  6133273  SH         SOLE             SOLE
BUILDERS FIRSTSOURCE INC      COM              12008R 10 7    16836  1561757  SH         SOLE             SOLE
CABLEVISION SYS CORP          CL A NY CABLVS   12686C 10 9     5573   159500  SH         SOLE             SOLE
CHESAPEAKE ENERGY CORP        COM              165167 10 7    42151  1195437  SH         SOLE             SOLE
CLEARWIRE CORP                COM              185385 30 9    46841  1916557  SH         SOLE             SOLE
CLEVELAND CLIFFS INC          COM              185896 10 7     8507    96700  SH         SOLE             SOLE
COMCAST CORP NEW              CL A             20030N 10 1    18200   752700  SH         SOLE             SOLE
CONSOL ENERGY INC             COM              20854P 10 9     4893   105000  SH         SOLE             SOLE
COVAD COMMUNICATIONS GROUP I  COM              222814 20 4     1430  2135000  SH         SOLE             SOLE
DARLING INTL INC              COM              237266 10 1    15935  1611260  SH         SOLE             SOLE
DELTA AIR LINES INC DEL       COM              247361 70 2    75416  4201434  SH         SOLE             SOLE
DEVON ENERGY CORP NEW         COM              25179M 10 3    44637   536500  SH         SOLE             SOLE
DONNELLEY R R & SONS CO       COM              257867 10 1    11993   328033  SH         SOLE             SOLE
ELECTRO RENT CORP             COM              285218 10 3     2873   205046  SH         SOLE             SOLE
ELECTRONIC DATA SYS NEW       COM              285661 10 4    10017   458648  SH         SOLE             SOLE
EMBARQ CORP                   COM              29078E 10 5      222     4000  SH         SOLE             SOLE
ENTRAVISION COMMUNICATIONS C  CL A             29382R 10 7    12930  1402355  SH         SOLE             SOLE
EXELON CORP                   COM              30161N 10 1    55670   738720  SH         SOLE             SOLE
FEDEX CORP                    COM              31428X 10 6    80267   766270  SH         SOLE             SOLE
FLAMEL TECHNOLOGIES SA        COM              338488 10 9     8727   970700  SH         SOLE             SOLE
FLUOR CORP NEW                COM              343412 10 2     5082    35300  SH         SOLE             SOLE
FREEPORT-MCMORAN COPPER & GO  COM              35671D 85 7    14950   142533  SH         SOLE             SOLE
GANNETT CO INC                COM              364730 10 1   101327  2318700  SH         SOLE             SOLE
GENERAL DYNAMICS CORP         COM              369550 10 8   106593  1261900  SH         SOLE             SOLE
GENERAL MLS INC               COM              370334 10 4    37129   640050  SH         SOLE             SOLE
GENERAL MTRS CORP             COM              370442 10 5    15352   418300  SH         SOLE             SOLE
GENERAL MTRS CORP             SENIOR DEBEN D   370442 69 1     9750   345000  SH         SOLE             SOLE
GEORGIA GULF CORP             COM              373200 20 3    33699  2424394  SH         SOLE             SOLE
GLOBALSANTAFE CORP            COM              G3930E 10 1    30807   405248  SH         SOLE             SOLE
GRAPHIC PACKAGING CORP DEL    COM              388688 10 3     9352  2069111  SH         SOLE             SOLE
GRAY TELEVISION INC           CL A             389375 20 5     1129   131472  SH         SOLE             SOLE
GRAY TELEVISION INC           COM              389375 10 6    49008  5772386  SH         SOLE             SOLE
HALLIBURTON CO                COM              406216 10 1    55000  1432300  SH         SOLE             SOLE
HARRAHS ENTMT INC             COM              413619 10 7   102586  1180098  SH         SOLE             SOLE
HESS CORP                     COM              42809H 10 7    50180   754243  SH         SOLE             SOLE
HORIZON OFFSHORE INC          COM              44043J 20 4    25615  1552406  SH         SOLE             SOLE
ICO GLOBAL COMM HLDGS LTD DE  COM              44930K 10 8    87900 25258715  SH         SOLE             SOLE
INTEL CORP                    COM              458140 10 0    18102   700000  SH         SOLE             SOLE
JER INVT TR INC               COM              46614H 30 1     8897   714600  SH         SOLE             SOLE
KINDRED HEALTHCARE INC        COM              494580 10 3    34374  1919269  SH         SOLE             SOLE
LEAP WIRELESS                 COM NEW          521863 30 8   329718  4052081  SH         SOLE             SOLE
LEHMAN BROS HLDGS INC         COM              524908 10 0    63582  1030000  SH         SOLE             SOLE
LORAL SPACE & COMMUNICATNS L  COM              543881 10 6    46123  1160335  SH         SOLE             SOLE
LOUISIANA PAC CORP            COM              546347 10 5    85257  5023980  SH         SOLE             SOLE
LOWES COS INC                 COM              548661 10 7    39281  1401892  SH         SOLE             SOLE
MACYS INC                     COM              55616P 10 4    26393   816600  SH         SOLE             SOLE
MARRIOTT INTL INC NEW         COM              571903 20 2    45866  1055120  SH         SOLE             SOLE
MARSHALL & ILSLEY CORP        COM              571834 10 0    86416  1974325  SH         SOLE             SOLE
MEDTRONIC INC                 COM              585055 10 6    39730   704314  SH         SOLE             SOLE
METROPCS COMMUNICATIONS INC   COM              591708 10 2     2828   103682  SH         SOLE             SOLE
MGM MIRAGE                    COM              552953 10 1    12355   138138  SH         SOLE             SOLE
MIRANT CORP NEW               *W EXP 01/03/201 60467R 11 8     4781   225000  SH         SOLE             SOLE
MIRANT CORP NEW               *W EXP 01/03/201 60467R 12 6     6618   300000  SH         SOLE             SOLE
MIRANT CORP NEW               COM              60467R 10 0    77496  1905016  SH         SOLE             SOLE
MOLSON COORS BREWING CO       CL B             60871R 20 9     2193    22000  SH         SOLE             SOLE
MONSANTO CO NEW               COM              61166W 10 1    26348   307300  SH         SOLE             SOLE
MOSAIC CO                     COM              61945A 10 7    82929  1549494  SH         SOLE             SOLE
NATIONAL CINEMEDIA INC        COM              635309 10 7     7760   346428  SH         SOLE             SOLE
NIGHTHAWK RADIOLOGY HLDGS IN  COM              65411N 10 5     5147   210000  SH         SOLE             SOLE
NORTHWEST AIRLS CORP          COM              667280 40 8   172410  9685966  SH         SOLE             SOLE
NOVEN PHARMACEUTICALS INC     COM              670009 10 9     7837   491987  SH         SOLE             SOLE
NRG ENERGY INC                COM              629377 50 8   171943  4065819  SH         SOLE             SOLE
NUVEEN INVTS INC              CL A             67090F 10 6     6802   109810  SH         SOLE             SOLE
OMNICARE INC                  COM              681904 10 8    81955  2473740  SH         SOLE             SOLE
OMRIX BIOPHARMACEUTICALS INC  COM              681989 10 9    11026   312250  SH         SOLE             SOLE
OWENS CORNING NEW             COM              690742 10 1    31775  1268463  SH         SOLE             SOLE
PATTERSON COMPANIES INC       COM              703395 10 3      822    21300  SH         SOLE             SOLE
PDL BIOPHARMA INC             COM              69329Y 10 4   125200  5793599  SH         SOLE             SOLE
PENN NATL GAMING INC          COM              707569 10 9    55181   934954  SH         SOLE             SOLE
PRIDE INTL INC DEL            COM              74153Q 10 2    42095  1151700  SH         SOLE             SOLE
PROSPECT STR HIGH INCOME PTF  COM              743586 40 6     2789   917275  SH         SOLE             SOLE
PROSPECT STREET INCOM SHS I   COM              746590 10 1     1594   291400  SH         SOLE             SOLE
PSS WORLD MED INC             COM              69366A 10 0    20211  1056500  SH         SOLE             SOLE
QUALITY DISTR INC FLA         COM              74756M 10 2     4089   459420  SH         SOLE             SOLE
R H DONNELLEY CORP            COM NEW          74955W 30 7    41160   734733  SH         SOLE             SOLE
RANGE RES CORP                COM              75281A 10 9    25596   629520  SH         SOLE             SOLE
RELIANT ENERGY INC            COM              75952B 10 5   115817  4524105  SH         SOLE             SOLE
RIO TINTO PLC                 SPONSORED ADR    767204 10 0    17616    51300  SH         SOLE             SOLE
ROTECH HEALTHCARE INC         COM              778669 10 1      766   649305  SH         SOLE             SOLE
RURAL / METRO CORP            COM              781748 10 8      726   225437  SH         SOLE             SOLE
SCHEIN HENRY INC              COM              806407 10 2      961    15800  SH         SOLE             SOLE
SCRIPPS E W CO OHIO           CL A             811054 20 4     1777    42300  SH         SOLE             SOLE
SHAW GROUP INC                COM              820280 10 5     3090    53191  SH         SOLE             SOLE
SHILOH INDS INC               COM              824543 10 2      853    80612  SH         SOLE             SOLE
SLM CORP                      COM              78442P 10 6    13137   264489  SH         SOLE             SOLE
SOUTHWESTERN ENERGY GO        COM              845467 10 9    62559  1494830  SH         SOLE             SOLE
STAR GAS PARTNERS L P         UNIT LTD PARTNR  85512C 10 5     1326   292100  SH         SOLE             SOLE
STARWOOD HOTELS&RESORTS WRLD  COM              85590A 40 1   142971  2353427  SH         SOLE             SOLE
SUNCOM WIRELESS HLDGS INC     CL A NEW         86722Q 20 7   460754 17858699  SH         SOLE             SOLE
SYMANTEC CORP                 COM              871503 10 8     9787   505000  SH         SOLE             SOLE
TECK COMINCO LTD              COM              878742 20 4    34031   720700  SH         SOLE             SOLE
TEMPLE INLAND INC             COM              879868 10 7    55335  1051400  SH         SOLE             SOLE
TEVA PHARMACEUTICALS INDS LTD ADR              881624 20 9   102943  2314897  SH         SOLE             SOLE
The Travelers Companies, Inc. COM              89417E 10 9    95898  1905000  SH         SOLE             SOLE
TIME WARNER CABLE INC         CL A             88732J 10 8    75383  2298256  SH         SOLE             SOLE
TLC VISION CORP               COM              872549 10 0    20407  6437490  SH         SOLE             SOLE
TRONOX INC                    COM              897051 10 8     8835   950000  SH         SOLE             SOLE
TXU CORP                      COM              873168 10 8    30812   450000  SH         SOLE             SOLE

U S G CORP                    COM              903293 40 5    39559  1053500  SH         SOLE             SOLE
ULTRA PETROLEUM CORP          COM              903914 10 9    37782   609000  SH         SOLE             SOLE
WABTEC CORP                   COM              929740 10 8     1959    52297  SH         SOLE             SOLE
WALGREEN CO                   COM              931422 10 9    82665  1749900  SH         SOLE             SOLE
WESTERN UN CO                 COM              959802 10 9      839    40000  SH         SOLE             SOLE
WEYERHAEUSER CO               COM              962166 10 4   181202  2506250  SH         SOLE             SOLE
WILLIAMS COS INC DEL          COM              969457 10 0   131966  3874520  SH         SOLE             SOLE
WYNDHAM WORLDWIDE CORP        COM              98310W 10 8     6552   200000  SH         SOLE             SOLE
XTO ENERGY                    COM              98385X 10 6    58343   943447  SH         SOLE             SOLE